Fair Value Measurements (Tables) - HCM II Acquisition Corp	9 Months Ended
	Sep. 30, 2025	Dec. 31, 2024
Schedule of Company's Assets that are Measured at Fair Value [Line Items]
Schedule of Company's Assets that are Measured at Fair Value

The following tables present information about the Company’s assets that are measured at fair value on September 30, 2025 and December 31, 2024, and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

	Fair Value Measured as of September 30, 2025
	Level 1	Level 2	Level 3	Total
Assets
Money market mutual fund held in Trust Account	$242,642,972	$—	$—	$242,642,972
Liabilities:
Forward purchase agreement liability	$—	$—	$—	$—

	Fair Value Measured as of December 31, 2024
	Level 1	Level 2	Level 3	Total
Assets
Money market mutual fund held in Trust Account	$235,193,585	$—	$—	$235,193,585

The following table presents information about the Company’s assets that are measured at fair value on December 31, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		December 31,
	Level	2024
Assets:
Money market mutual fund held in Trust Account	1	$235,193,585

The following table presents information about the Company’s assets that are measured at fair value on August 19, 2024, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

		August 19,
	Level	2024
Equity:
Fair value of Public Warrants for Class A ordinary shares subject to redemption allocation	3	$529,000

Schedule of Fair Value of the Forward Purchase Agreement Derivative Liability

In order to calculate the fair value of the forward purchase agreement derivative liability, the Company utilized the following inputs:

	March 26,
	2025
	(Initial	September 30,
	measurement)	2025
Probability of business combination	90%	99%
Underlying ordinary share price	$10.80	$16.41
Term (years)	0.42	0.08
Risk-free rate	4.28%	4.20%
Volatility	10.73%	77.5%
The following table presents the quantitative information regarding market assumptions used in the valuation of the Public Warrants:

August 19,
2024
Underlying share price	$9.98
Exercise price	$11.50
Term (years)	7.0
Risk-free rate	3.78%
Volatility	9.0%